Non-operating income	6 Months Ended
Jun. 30, 2026
Non-Operating Income [Abstract]
Non-operating income

Note 35. Non-operating income

Non-operating income consisted of the following:

	Unaudited 6 months ended June 30,
USD’000	2026	2025
Foreign exchange gain	2,500	1,619
Gains from the remeasurement of crypto assets	-	5
Gain on remeasurement of previously held equity interest	51	-
Realized gains on Investment	755	-
Unrealized gains on Investment	73	-
Financial income	19	-
Interest income	6,198	1,641
Gain on repayment of ExWorks Loan	-	3,699
Other	62	-
Total non-operating income	9,658	6,964